Segmented Information (Tables)	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Segment Information

Details of segment information were as follows:

For the year ended January 31, 2019	Powersports segment	Marine segment	Inter- segment eliminations	Total
Revenues	$4,753.5	$522.3	$(32.0)	$5,243.8
Cost of sales	3,560.2	462.2	(32.0)	3,990.4
Gross profit	1,193.3	60.1	—	1,253.4

Total operating expenses				780.8
Operating income				472.6

Financing costs				76.9
Financing income				(3.0)
Foreign exchange loss on long-term debt				69.8
Income before income taxes				328.9
Income tax expense				101.6

Net income				$227.3

For the year ended January 31, 2018	Powersports segment	Marine segment	Inter- segment eliminations	Total
Revenues	$4,026.5	$464.0	$(38.0)	$4,452.5
Cost of sales	3,073.6	371.8	(38.0)	3,407.4
Gross profit	952.9	92.2	—	1,045.1

Total operating expenses				667.4
Operating income				377.7

Financing costs				56.6
Financing income				(2.2)
Foreign exchange gain on long-term debt				(53.3)
Income before income taxes				376.6
Income tax expense				137.5

Net income				$239.1

Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets

The following table provides geographic information on Company’s revenues, property, plant and equipment and intangible assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment and intangible assets
	Years ended		As at
	January 31, 2019	January 31, 2018	January 31, 2019	January 31, 2018	February 1, 2017
United States	$2,817.1	$2,247.7	$328.7	$134.9	$126.2
Canada	845.5	772.2	519.9	502.6	486.6
Western Europe	346.0	327.3	52.6	43.5	41.8
Scandinavia	404.7	360.1	9.4	10.0	9.1
Asia Pacific	355.7	320.3	55.8	48.4	42.4
Eastern Europe	197.7	153.1	11.0	9.8	8.5
Latin America	143.8	145.3	0.6	0.7	1.2
Mexico	107.8	104.6	245.9	192.6	165.4
Austria	16.7	14.1	159.9	138.9	109.1
Africa	8.8	7.8	—	—	—
	$5,243.8	$4,452.5	$1,383.8	$1,081.4	$990.3